COMMON AND PREFERRED STOCK (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Options Outstanding
Number of Options Outstanding, Beginning	776,328
Number of Options granted	3,000	7,446	10,054
Number of Options Exercised		(310,881)	(23,459)
Number of Options Forfeited		(502)	(335)
Number of Options Outstanding, Ending	779,328
Number of Options Outstanding, Exercisable Ending	575,235	381,256	311,049
Weighted Average Exercise Price, Beginning	$ 3.75
Weighted Average Exercise Price of Warrants, Granted	1.27	$ 6.04	$ 3.58
Weighted Average Exercise Price of Warrants, Exercised	0	3.62
Weighted Average Exercise Price, Forfeited	0	2.81	4.48
Weighted Average Exercise Price, Ending	3.73
Weighted Average Exercise Price, Exercisable	$ 3.72	$ 3.72	$ 3.58
Weighted average remaining contractual term in years	8 years	8 years 9 months 18 days	9 years 9 months 18 days
Weighted Average Remaining Contractual Term in Years, granted	9 years 9 months 18 days	9 years 7 months 6 days	9 years
Weighted Average Remaining Contractual Term in Years, Ending	7 years 8 months 12 days	8 years	8 years 9 months 18 days
Weighted Average Remaining Contractual Term in Years, Exercisable Ending	7 years 8 months 12 days	7 years 10 months 24 days	8 years 9 months 18 days
Nonvested Options
Number of Options Nonvested, Beginning	395,072
Number of Options Nonvested, Granted	3,000	7,446	10,054
Number of Options Nonvested, Forfeited/expired		(334)	(335)
Number of Options Nonvested, Ending	204,093
Weighted Average grant date Fair Value Nonvested, Beginning	$ 3.76	$ 3.58	$ 3.58
Weighted Average grant date Fair Value Nonvested, Vested	1.27	6.04	0
Weighted Average grant date Fair Value Nonvested, Granted	3.72	3.72	4.48
Weighted Average grant date Fair Value Nonvested, Forfeited	0	4.13	4.13
Weighted Average grant date Fair Value Nonvested, Ending	$ 3.76	$ 3.76	$ 3.58
Weighted Average Remaining Years to vest Nonvested, Beginning	8 years	8 years 9 months 18 days	9 years 9 months 18 days
Weighted Average Remaining Years to vest Nonvested, Vested	7 years 8 months 12 days	7 years 10 months 24 days	8 years 3 months 18 days
Weighted Average Remaining Years to vest Nonvested, Granted	9 years 9 months 18 days	9 years 7 months 6 days	9 years
Weighted Average Remaining Years to vest Nonvested, Ending	7 years 9 months 18 days	8 years	8 years 9 months 18 days